JPMORGAN TRUST I

JPMorgan U.S. Large Cap Value Plus Fund
(All Share Classes, Prospectuses dated November 27, 2007)

JPMORGAN TRUST II

JPMorgan Large Cap Value Fund
(All Share Classes, Prospectuses dated November 1, 2007)

JPMORGAN VALUE OPPORTUNITIES FUND, INC.

JPMorgan Value Opportunities Fund
(All Share Classes, Prospectuses dated November 1, 2007)

Supplement dated June 30, 2008 to the Prospectuses
as dated above, and as supplemented from time to time

The information for the portfolio managers for the Large Cap Value Fund, Value Opportunities Fund and U.S. Large Cap Value Plus Fund under “The Portfolio Managers” heading in “The Funds’ Management and Administration” section of each Prospectus is hereby deleted in its entirety and replaced by the following:

Alan Gutmann, Vice President of JPMIM, serves as the portfolio manager for the Fund. He has worked as a portfolio manager with JPMIM or one of its affiliates since 2003 when he joined the firm. Prior to joining JPMorgan, Mr. Gutmann was a portfolio manager and research analyst at Neuberger Berman in 2002, at First Manhattan Co. in 2001 and at Oppenheimer Capital from 1991 until 2000.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-JPMIT-PA-608

JPMORGAN TRUST I

JPMorgan U.S. Large Cap Value Plus Fund
(Statement of Additional Information dated November 27, 2007)

JPMORGAN TRUST II

JPMorgan Large Cap Value Fund
(Statement of Additional Information dated November 1, 2007)

JPMORGAN VALUE OPPORTUNITIES FUND, INC.

JPMorgan Value Opportunities Fund
(Statement of Additional Information dated November 1, 2007)

Supplement dated June 30, 2008 to the Statements
of Additional Information as dated above

All references to Bradford Frishberg in the “Portfolio Managers” section of the Statements of Additional Information for the JPMorgan U.S. Large Cap Value Plus Fund and the JPMorgan Large Cap Value Fund, and all references to Brad Frishberg in the “Investment Advisory and Other Services” section of the Statement of Additional Information for the JPMorgan Value Opportunities Fund, are hereby deleted in their entirety.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-SAI-JPMIT-PA-608